Provisions and other liabilities - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	$ 11,399	$ 12,176
Provisions made during the year	30,900	3,295
Provisions used/paid during the year	(4,030)	(2,634)
Provisions reversed/expired during the year	(1,112)	(1,486)
Effect of movements in exchange rates	(5)	48
Provisions and other current liabilities, ending balance	37,152	11,399
Current provisions	28,257	9,635
Non-current provisions	8,895	1,764
Provisions and other current liabilities	37,152	11,399
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	10	8
Provisions made during the year	131	66
Provisions used/paid during the year	(136)	(65)
Provisions reversed/expired during the year	0	0
Effect of movements in exchange rates	0	1
Provisions and other current liabilities, ending balance	5	10
Current provisions	5	10
Non-current provisions	0	0
Provisions and other current liabilities	5	10
Warranty provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	9,625	10,480
Provisions made during the year	4,102	3,189
Provisions used/paid during the year	(3,894)	(2,569)
Provisions reversed/expired during the year	(1,112)	(1,486)
Effect of movements in exchange rates	(9)	11
Provisions and other current liabilities, ending balance	8,712	9,625
Current provisions	8,712	9,625
Non-current provisions	0	0
Provisions and other current liabilities	8,712	9,625
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	0	0
Provisions made during the year	300	0
Provisions used/paid during the year	0	0
Provisions reversed/expired during the year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	300	0
Current provisions	300	0
Non-current provisions	0	0
Provisions and other current liabilities	300	0
Contingent consideration
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	0	0
Provisions made during the year	26,258	0
Provisions used/paid during the year	0	0
Provisions reversed/expired during the year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	26,258	0
Current provisions	19,240	0
Non-current provisions	7,018	0
Provisions and other current liabilities	26,258	0
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	1,764	1,688
Provisions made during the year	109	40
Provisions used/paid during the year	0	0
Provisions reversed/expired during the year	0	0
Effect of movements in exchange rates	4	36
Provisions and other current liabilities, ending balance	1,877	1,764
Current provisions	0	0
Non-current provisions	1,877	1,764
Provisions and other current liabilities	$ 1,877	$ 1,764